Annual Total Returns- JPMorgan Short Duration Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Short Duration Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.66%	1.66%	0.12%	0.62%	0.52%	0.95%	0.85%	1.16%	4.25%	4.50%